Short-term investments	12 Months Ended
Dec. 31, 2021
Short-term investments.
Short-term investments

3.         Short-term investments

The short-term investments represent investments in REITs, which are publicly traded on the Hong Kong Stock Exchange, marketable equity securities, and investment in private equity funds, which are expected to be realized in cash during the next 12 months.

The following summarizes the short-term investments measured at fair value at December 31, 2020 and 2021:

	December 31, 2020
	US$
	Fair		Unrealized
	value	Cost	gain/(loss) in profit and loss
Level 1
Equity securities with readily determinable fair value	6,108,322	2,049,344	4,058,978
Level 3
Equity securities without readily determinable fair value	2,807	29,884	(27,077)
Total	6,111,129	2,079,228	4,031,901

	December 31, 2021
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	85,211,338	114,816,065	(29,604,727)
Total	85,211,338	114,816,065	(29,604,727)

During the year ended December 31, 2021, US$598,630 (2020: US$1,021,043 realized gain) net realized loss and US$29,604,727 (2020: $4,031,901 unrealized gain) unrealized loss are included in earnings.